SHAREHOLDERS' EQUITY (Description of Plans) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Feb. 01, 2023	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2010	Oct. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period for plan	4 years
Cash dividend declare per share			$ 0.36	$ 0.63	$ 0.36	$ 0.45
Dividend payable			$ 19,999	$ 35,003	$ 19,999	$ 24,864
2008 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of shares authorized							8,146,362
Shares available for grant	30,000						9,146,362	1,000,000
2008 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant		1,122,500
Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	3 years